UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
Check here if Amendment [    ] ; Amendment Number:
This Amendment  (Check only one.): [    ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Andrea Fitzgerald
Title:	Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea Fitzgerald	Radnor, PA		 October 16, 2007

Report Type  (Check only one):

[ X  ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	61

Form 13F Information Table Value Total:	$449700

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC.                     COM              001055102    16734   293381 SH       SOLE                   291921              1460
                                                              3199    56075 SH       OTHER                   50335              5740
ALCON INC COM SHS              COM              H01301102    11825    82167 SH       SOLE                    81677               490
                                                              1958    13605 SH       OTHER                   13605
ALLSTATE CORP                  COM              020002101      492     8600 SH       SOLE                     8600
                                                              1716    30000 SH       OTHER                   30000
AMERICAN INTERNATIONAL GROUP I COM              026874107    16091   237862 SH       SOLE                   236664              1198
                                                              3246    47984 SH       OTHER                   46198              1786
AUTOMATIC DATA                 COM              053015103    14095   306887 SH       SOLE                   305237              1650
                                                              3714    80861 SH       OTHER                   72161              8700
BANK NEW YORK MELLON COM       COM              064058100    17983   407399 SH       SOLE                   405581              1818
                                                             11165   252949 SH       OTHER                  130829            122120
BARD (C.R.) INC.               COM              067383109    14586   165391 SH       SOLE                   164481               910
                                                              2483    28155 SH       OTHER                   27955               200
BROADRIDGE FINL SOLUTI COM     COM              11133T103       65     3432 SH       SOLE                     3432
                                                               125     6578 SH       OTHER                    6578
COCA COLA                      COM              191216100      322     5600 SH       SOLE                     5600
                                                               230     4000 SH       OTHER                    4000
COLGATE PALMOLIVE CO           COM              194162103      628     8800 SH       SOLE                     8800
COSTCO WHOLESALE CORP NEW      COM              22160K105    13156   214369 SH       SOLE                   213414               955
                                                              1989    32410 SH       OTHER                   31710               700
DELL INC.                      COM              24702R101    11608   420564 SH       SOLE                   418274              2290
                                                              2079    75335 SH       OTHER                   74435               900
DENBURY RES INC COM NEW        COM              247916208     8869   198455 SH       SOLE                   197495               960
                                                              1900    42510 SH       OTHER                   38910              3600
EBAY INC                       COM              278642103    17212   441107 SH       SOLE                   438857              2250
                                                              3519    90185 SH       OTHER                   85485              4700
ECOLAB INC                     COM              278865100    14985   317478 SH       SOLE                   315958              1520
                                                              2702    57245 SH       OTHER                   56845               400
EMC CORP-MASS                  COM              268648102    14136   679610 SH       SOLE                   674860              4750
                                                              1968    94605 SH       OTHER                   94605
FASTENAL CO                    COM              311900104      397     8750 SH       SOLE                     8750
                                                                32      700 SH       OTHER                                       700
GENERAL ELECTRIC CO            COM              369604103    14918   360336 SH       SOLE                   358081              2255
                                                              2635    63655 SH       OTHER                   63230               425
GENTEX CORP                    COM              371901109    12519   583928 SH       SOLE                   580138              3790
                                                              1968    91775 SH       OTHER                   84875              6900
HARLEY-DAVIDSON INC            COM              412822108    11440   247569 SH       SOLE                   246434              1135
                                                              2036    44070 SH       OTHER                   40670              3400
INTEL CORP                     COM              458140100    16126   623575 SH       SOLE                   620425              3150
                                                              5628   217650 SH       OTHER                  188350             29300
JOHNSON & JOHNSON              COM              478160104    11040   168037 SH       SOLE                   167377               660
                                                              2863    43580 SH       OTHER                   36980              6600
MEDTRONIC INC                  COM              585055106    16745   296843 SH       SOLE                   295543              1300
                                                              2841    50360 SH       OTHER                   49960               400
MICROCHIP TECHNOLOGY           COM              595017104     7649   210590 SH       SOLE                   209620               970
                                                              1427    39295 SH       OTHER                   38895               400
MICROSOFT CORP                 COM              594918104    17830   605241 SH       SOLE                   602101              3140
                                                              7134   242168 SH       OTHER                  206468             35700
OMNICOM GROUP INC              COM              681919106    11912   247701 SH       SOLE                   246601              1100
                                                              2130    44300 SH       OTHER                   43900               400
PROCTER & GAMBLE CO COM        COM              742718109    14254   202650 SH       SOLE                   201500              1150
                                                              2419    34385 SH       OTHER                   33985               400
STATE STREET CORP              COM              857477103    12594   184772 SH       SOLE                   183642              1130
                                                              2003    29380 SH       OTHER                   29180               200
UNITED HEALTH GROUP INC        COM              91324P102    11567   238835 SH       SOLE                   237575              1260
                                                              2038    42080 SH       OTHER                   41680               400
WALGREEN CO COM                COM              931422109    15711   332575 SH       SOLE                   330975              1600
                                                              2812    59535 SH       OTHER                   55635              3900
XTO ENERGY INC COM             COM              98385X106    18932   306146 SH       SOLE                   304646              1500
                                                              3320    53685 SH       OTHER                   52685              1000